COMMITMENTS AND CONTINGENCIES (Details) - USD ($)					1 Months Ended		12 Months Ended
	Dec. 27, 2024	Nov. 13, 2024	Oct. 02, 2024	Sep. 24, 2024	Jan. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
COMMITMENTS AND CONTINGENCIES
Litigation reserve									$ 880,000
Threshold ownership percentage for vendor				19.99%
Amount payable under advisory agreement						$ 600,000	$ 0
Total cash payments						$ 75,000
Advisory agreement, total cash payments for the unpaid balance			$ 525,000
Advisory agreement, shares issued			125,000
Initial consideration of additional paid-in capital			$ 600,000				$ 3,960,397
Percentage of employer matching contribution							100.00%
Employees compensation percentage							3.00%
Contribution cost							$ 76,000	$ 77,000
Employee Agreement Dispute
COMMITMENTS AND CONTINGENCIES
Share issued					26,087
Agreement unless the individual has revoked the agreement as permitted					7 days
Minimum reset price					$ 1.15
Threshold trading days prior to reset date					5 days
Reset date from the agreement					90 days
Extinguishment of Vendor Obligations
COMMITMENTS AND CONTINGENCIES
Conversion price	$ 1.25	$ 1.25		$ 2